Segment Reporting (Details) - Schedule of segment performance to the GAAP measure of gross profit - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Net sales
Pocono Pharmaceuticals	$ 1,785,597	$ 1,179,620
4P Therapeutics	294,102	242,534
Net sales total	2,079,699	1,422,154
Gross profit
Pocono Pharmaceuticals	726,702	595,087
4P Therapeutics	23,702	(40,777)
Gross profit total	750,404	554,310
Operating expenses
Selling, general and administrative-Pocono Pharmaceuticals	577,930	556,204
Selling, general and administrative-4P Therapeutics	103,181	96,079
Corporate overhead	3,234,930	3,370,541
Research and development-4P Therapeutics	982,227	411,383
Goodwill impairment-Pocono Pharmaceuticals	327,326	2,180,836
Non-Operating expenses total	5,225,594	6,615,043
Depreciation and Amortization
Pocono Pharmaceuticals	264,156	220,524
4P Therapeutics	65,987	88,217
Depreciation and Amortization total	$ 330,143	$ 308,741